Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
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Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2024 and 2023.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	¥608,839	¥491,127	¥811,107	¥577,603	¥428,677	¥2,917,353
Accumulated depreciation and impairment losses	(173,710)	(5,128)	(458,052)	(202,168)	(315,299)	(1,154,357)

Net carrying amount at April 1, 2022	435,129	485,999	353,055	375,435	113,378	1,762,996

Additions	24,586	—	18,193	118,064	52,642	213,485
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(4,086)	(3,366)	(1,102)	(5,217)	(2,304)	(16,075)
Depreciation	(18,869)	—	(22,435)	(89,324)	(23,787)	(154,415)
Impairment losses	—	(5,802)	(25,711)	—	(104)	(31,617)
Exchange differences	66,397	400	1,174	8,702	5,013	81,686
Others	(5,880)	—	6,084	(663)	(23,360)	(23,819)

Net carrying amount	497,277	477,231	329,258	406,997	121,478	1,832,241

Cost	710,680	487,450	816,038	637,335	447,048	3,098,551
Accumulated depreciation and impairment losses	(213,403)	(10,219)	(486,780)	(230,338)	(325,570)	(1,266,310)

Net carrying amount at March 31, 2023	497,277	477,231	329,258	406,997	121,478	1,832,241

Additions	17,976	193	25,693	69,738	77,919	191,519
Acquisition of subsidiaries and businesses	—	270	93	699	874	1,936
Disposals (1)	(527,769)	(3,750)	(1,951)	(5,494)	(2,161)	(541,125)
Depreciation	(17,311)	—	(24,820)	(88,874)	(24,383)	(155,388)
Impairment losses	—	(125)	(3,803)	—	(240)	(4,168)
Exchange differences	29,827	714	2,297	12,407	7,263	52,508
Others	—	763	8,413	2,273	(41,879)	(30,430)

Net carrying amount	—	475,296	335,180	397,746	138,871	1,347,093

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	—	484,383	831,805	663,825	479,797	2,459,810
Accumulated depreciation and impairment losses	—	(9,087)	(496,625)	(266,079)	(340,926)	(1,112,717)

Net carrying amount at March 31, 2024	¥—	¥475,296	¥335,180	¥397,746	¥138,871	¥1,347,093

(1)	Disposals include assets for rent owned by SMBC Rail Services LLC, which has no longer been the Company’s subsidiary from December 2023.
The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.
The Group had ¥4,520 million and ¥1,134 million of contractual commitments to acquire property, plant and equipment at March 31, 2024 and 2023, respectively.
Recognition of impairment losses
The Group recognized impairment losses of ¥31,617 million for the fiscal year ended March 31, 2023, which principally consists of ¥25,711 million for buildings and ¥5,802 million for lands.
For the fiscal year ended March 31, 2023, some branches were expected to be relocated and become idle in the near future due to our plan to revise our marketing framework, as part of domestic business reform formulated on our new medium-term management plan. As a result, the Group reduced the carrying amount of branches to the recoverable amount, and recognized impairment losses on buildings and lands. The recoverable amount was determined based on the fair value less costs to sell. The fair values were determined based on market values provided by independent valuation appraisers having the appropriate recognized professional qualifications and recent experience in the locations and categories of properties being valued. The fair values were categorized as level 3 of the fair value hierarchy.